Leases - Schedule of Balance Sheet Amounts Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 2,751	$ 3,220
Lease liabilities
Current	1,635	1,617
Non-current	1,249	1,695
Total	2,884	3,312
Office Building
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 2,751	$ 3,220